Goodwill - Key assumptions for cash-generating units (Details)	Sep. 30, 2024	Sep. 30, 2023
Maximum
Disclosure of information for cash-generating units [line items]
Long-term growth rate of net operating cash flows		2.00%
Western and Southern Europe
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	10.30%	11.70%
Long-term growth rate of net operating cash flows	2.00%	2.00%
U.S. Commercial and State Government
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	11.40%	11.90%
Long-term growth rate of net operating cash flows	2.00%	2.00%
Canada
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	10.90%	11.00%
Long-term growth rate of net operating cash flows	2.00%	2.00%
U.S. Federal
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	10.30%	10.30%
Long-term growth rate of net operating cash flows	2.00%	2.00%
Scandinavia and Central Europe
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	10.00%	12.10%
Long-term growth rate of net operating cash flows	2.00%	2.00%
U.K. and Australia
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	11.50%	13.70%
Long-term growth rate of net operating cash flows	2.00%	2.00%
Finland, Poland and Baltics
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	10.30%	12.20%
Long-term growth rate of net operating cash flows	2.00%	2.00%
Northwest and Central-East Europe
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	10.20%	12.10%
Long-term growth rate of net operating cash flows	2.00%	2.00%
Asia Pacific
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	17.80%	20.30%
Long-term growth rate of net operating cash flows	2.00%	2.00%